Expense Example, No Redemption - Nuveen Georgia Municipal Bond Fund	Sep. 30, 2020 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 501
Expense Example, No Redemption, 3 Years	674
Expense Example, No Redemption, 5 Years	861
Expense Example, No Redemption, 10 Years	1,402
Class C2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	140
Expense Example, No Redemption, 3 Years	437
Expense Example, No Redemption, 5 Years	755
Expense Example, No Redemption, 10 Years	1,657
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	64
Expense Example, No Redemption, 3 Years	202
Expense Example, No Redemption, 5 Years	351
Expense Example, No Redemption, 10 Years	786
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	166
Expense Example, No Redemption, 3 Years	514
Expense Example, No Redemption, 5 Years	887
Expense Example, No Redemption, 10 Years	$ 1,933